Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 30, 2016
Supplement [Text Block]	dsit_SupplementTextBlock

Supplement dated May 1, 2017, to the

Prospectus and Statement of Additional Information

dated November 30, 2016, regarding the

DOMINI IMPACT EQUITY FUNDSM

INVESTOR SHARES (DSEFX), CLASS A SHARES (DSEPX), CLASS R SHARES (DSFRX) AND INSTITUTIONAL SHARES (DIEQX)

DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM

INVESTOR SHARES (DOMIX), CLASS A SHARES (DOMAX) AND INSTITUTIONAL SHARES (DOMOX)

DOMINI IMPACT BOND FUNDSM

INVESTOR SHARES (DSBFX) AND INSTITUTIONAL SHARES (DSBIX)

(each a “Fund” and collectively the “Funds”)

NEW MANAGEMENT FEE SCHEDULE APPROVED

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved new management and submanagement agreements with Domini Impact Investments LLC and Wellington Management Company LLP (“Wellington Management”), respectively. As a consequence of the new agreements there will be a reduction in each Fund’s aggregate management fees.

Effective May 1, 2017:

1.	Domini Impact Equity Fund

a.	In the section titled “Fees and expenses of the Fund” on page 2 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes	Investor	Class A	Institutional	Class R
Management fees[1]	0.24%	0.24%	0.24%	0.24%
Distribution (12b-1) fees	0.25%	0.25%	None	None
Other expenses
Sponsorship fee	0.45%	0.45%	0.45%	0.45%
Other miscellaneous expenses	0.14%	0.41%	0.06%	0.07%
Total other expenses	0.59%	0.86%	0.51%	0.52%
Total annual Fund operating expenses[1]	1.08%	1.35%	0.75%	0.76%
Fee waiver and expense reimbursements [2]	0.00%	-0.23%	-0.01%	0.00%
Total annual Fund operating expenses after fee waiver and expense reimbursements[1]	1.08%	1.12%	0.74%	0.76%

[1]	Restated to reflect current fees.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class R share expenses to 1.25%, 1.18%, 0.80%, and 0.90%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 3 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$110	$343	$595	$1,317
Class A	$584	$861	$1,158	$2,003
Institutional	$76	$239	$416	$929
Class R	$78	$243	$422	$942

2.	Domini Impact International Equity Fund

a.	In the section titled “Fees and expenses of the Fund” on page 9 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes	Investor	Class A	Institutional
Management fees[1]	0.94%	0.94%	0.94%
Distribution (12b-1) fees	0.25%	0.25%	None
Other expenses	0.27%	0.34%	0.10%
Total annual Fund operating expenses[1]	1.46%	1.53%	1.04%
Fee waiver and expense reimbursements [2]	0.00%	-0.06%	0.00%
Total annual Fund operating expenses after fee waiver and expense reimbursements[1]	1.46%	1.47%	1.04%

[1]	Restated to reflect current fees.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, and Institutional share expenses to 1.60%, 1.57%, and 1.27%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 10 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$149	$462	$797	$1,746
Class A	$617	$930	$1,264	$2,207
Institutional	$106	$331	$574	$1,271

3.	Domini Impact Bond Fund

a.	In the section titled “Fees and expenses of the Fund” on page 16 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes	Investor	Institutional
Management fees[1]	0.32%	0.32%
Distribution (12b-1) fees	0.25%	None
Other expenses
Administrative services fee	0.25%	0.25%
Other miscellaneous expenses	0.29%	0.57%
Total other expenses	0.54%	0.82%
Total annual Fund operating expenses[1]	1.11%	1.14%
Fee waivers and expense reimbursements [2]	-0.26%	-0.59%
Total annual Fund operating expenses after fee waivers and expense reimbursements[1]	0.85%	0.55%

[1]	Restated to reflect current fees.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 0.95% and 0.65%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 16 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$87	$327	$586	$1,328
Institutional	$56	$304	$571	$1,333

Domini Impact Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dsit_SupplementTextBlock

Supplement dated May 1, 2017, to the

Prospectus and Statement of Additional Information

dated November 30, 2016, regarding the

DOMINI IMPACT EQUITY FUNDSM

INVESTOR SHARES (DSEFX), CLASS A SHARES (DSEPX), CLASS R SHARES (DSFRX) AND INSTITUTIONAL SHARES (DIEQX)

(each a “Fund” and collectively the “Funds”)

NEW MANAGEMENT FEE SCHEDULE APPROVED

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved new management and submanagement agreements with Domini Impact Investments LLC and Wellington Management Company LLP (“Wellington Management”), respectively. As a consequence of the new agreements there will be a reduction in each Fund’s aggregate management fees.

Effective May 1, 2017:

1.	Domini Impact Equity Fund

a.	In the section titled “Fees and expenses of the Fund” on page 2 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes	Investor	Class A	Institutional	Class R
Management fees[1]	0.24%	0.24%	0.24%	0.24%
Distribution (12b-1) fees	0.25%	0.25%	None	None
Other expenses
Sponsorship fee	0.45%	0.45%	0.45%	0.45%
Other miscellaneous expenses	0.14%	0.41%	0.06%	0.07%
Total other expenses	0.59%	0.86%	0.51%	0.52%
Total annual Fund operating expenses[1]	1.08%	1.35%	0.75%	0.76%
Fee waiver and expense reimbursements [2]	0.00%	-0.23%	-0.01%	0.00%
Total annual Fund operating expenses after fee waiver and expense reimbursements[1]	1.08%	1.12%	0.74%	0.76%

[1]	Restated to reflect current fees.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class R share expenses to 1.25%, 1.18%, 0.80%, and 0.90%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 3 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$110	$343	$595	$1,317
Class A	$584	$861	$1,158	$2,003
Institutional	$76	$239	$416	$929
Class R	$78	$243	$422	$942

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Domini Impact Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total other expenses	rr_OtherExpensesOverAssets	0.59%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.08%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.08%	[1]
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,317
Domini Impact Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.41%
Total other expenses	rr_OtherExpensesOverAssets	0.86%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.35%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.12%	[1]
1 Year	rr_ExpenseExampleYear01	$ 584
3 Years	rr_ExpenseExampleYear03	861
5 Years	rr_ExpenseExampleYear05	1,158
10 Years	rr_ExpenseExampleYear10	2,003
1 Year	rr_ExpenseExampleNoRedemptionYear01	584
3 Years	rr_ExpenseExampleNoRedemptionYear03	861
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,158
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,003
Domini Impact Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.06%
Total other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.75%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	239
5 Years	rr_ExpenseExampleYear05	416
10 Years	rr_ExpenseExampleYear10	929
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	239
5 Years	rr_ExpenseExampleNoRedemptionYear05	416
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 929
Domini Impact Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.24%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Sponsorship fee	rr_Component1OtherExpensesOverAssets	0.45%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.76%	[1]
1 Year	rr_ExpenseExampleYear01	$ 78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 942
Domini Impact International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dsit_SupplementTextBlock

Supplement dated May 1, 2017, to the

Prospectus and Statement of Additional Information

dated November 30, 2016, regarding the

DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM

INVESTOR SHARES (DOMIX), CLASS A SHARES (DOMAX) AND INSTITUTIONAL SHARES (DOMOX)

(each a “Fund” and collectively the “Funds”)

NEW MANAGEMENT FEE SCHEDULE APPROVED

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved new management and submanagement agreements with Domini Impact Investments LLC and Wellington Management Company LLP (“Wellington Management”), respectively. As a consequence of the new agreements there will be a reduction in each Fund’s aggregate management fees.

Effective May 1, 2017:

2.	Domini Impact International Equity Fund

a.	In the section titled “Fees and expenses of the Fund” on page 9 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes	Investor	Class A	Institutional
Management fees[1]	0.94%	0.94%	0.94%
Distribution (12b-1) fees	0.25%	0.25%	None
Other expenses	0.27%	0.34%	0.10%
Total annual Fund operating expenses[1]	1.46%	1.53%	1.04%
Fee waiver and expense reimbursements [2]	0.00%	-0.06%	0.00%
Total annual Fund operating expenses after fee waiver and expense reimbursements[1]	1.46%	1.47%	1.04%

[1]	Restated to reflect current fees.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, and Institutional share expenses to 1.60%, 1.57%, and 1.27%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 10 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$149	$462	$797	$1,746
Class A	$617	$930	$1,264	$2,207
Institutional	$106	$331	$574	$1,271

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Domini Impact International Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.94%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.46%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.46%	[1]
1 Year	rr_ExpenseExampleYear01	$ 149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,746
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	797
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,746
Domini Impact International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.94%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.53%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.47%	[1]
1 Year	rr_ExpenseExampleYear01	$ 617
3 Years	rr_ExpenseExampleYear03	930
5 Years	rr_ExpenseExampleYear05	1,264
10 Years	rr_ExpenseExampleYear10	2,207
1 Year	rr_ExpenseExampleNoRedemptionYear01	617
3 Years	rr_ExpenseExampleNoRedemptionYear03	930
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,264
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,207
Domini Impact International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.94%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	1.04%	[1]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,271
Domini Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dsit_SupplementTextBlock

Supplement dated May 1, 2017, to the

Prospectus and Statement of Additional Information

dated November 30, 2016, regarding the

DOMINI IMPACT BOND FUNDSM

INVESTOR SHARES (DSBFX) AND INSTITUTIONAL SHARES (DSBIX)

(each a “Fund” and collectively the “Funds”)

NEW MANAGEMENT FEE SCHEDULE APPROVED

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved new management and submanagement agreements with Domini Impact Investments LLC and Wellington Management Company LLP (“Wellington Management”), respectively. As a consequence of the new agreements there will be a reduction in each Fund’s aggregate management fees.

Effective May 1, 2017:

3.	Domini Impact Bond Fund

a.	In the section titled “Fees and expenses of the Fund” on page 16 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share classes	Investor	Institutional
Management fees[1]	0.32%	0.32%
Distribution (12b-1) fees	0.25%	None
Other expenses
Administrative services fee	0.25%	0.25%
Other miscellaneous expenses	0.29%	0.57%
Total other expenses	0.54%	0.82%
Total annual Fund operating expenses[1]	1.11%	1.14%
Fee waivers and expense reimbursements [2]	-0.26%	-0.59%
Total annual Fund operating expenses after fee waivers and expense reimbursements[1]	0.85%	0.55%

[1]	Restated to reflect current fees.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 0.95% and 0.65%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 16 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$87	$327	$586	$1,328
Institutional	$56	$304	$571	$1,333

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Domini Impact Bond Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative services fee	rr_Component2OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total other expenses	rr_OtherExpensesOverAssets	0.54%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.11%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	586
10 Years	rr_ExpenseExampleYear10	1,328
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	327
5 Years	rr_ExpenseExampleNoRedemptionYear05	586
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,328
Domini Impact Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative services fee	rr_Component2OtherExpensesOverAssets	0.25%
Other miscellaneous expenses	rr_Component3OtherExpensesOverAssets	0.57%
Total other expenses	rr_OtherExpensesOverAssets	0.82%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%	[1]
Fee waiver and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[4]
Total annual Fund operating expenses after fee waiver and expense reimbursements	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	304
5 Years	rr_ExpenseExampleYear05	571
10 Years	rr_ExpenseExampleYear10	1,333
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	304
5 Years	rr_ExpenseExampleNoRedemptionYear05	571
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,333

[1]	Restated to reflect current fees.
[2]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, Institutional, and Class R share expenses to 1.25%, 1.18%, 0.80%, and 0.90%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund's Board.
[3]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor, Class A, and Institutional share expenses to 1.60%, 1.57%, and 1.27%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund's Board.
[4]	The Fund's adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor and Institutional share expenses to 0.95% and 0.65%, respectively. The agreement expires on November 30, 2017, absent an earlier modification by the Fund's Board.